Consolidation Of Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Consolidation Of Variable Interest Entities [Abstract]
Consolidation of Variable Interest Entities
CONSOLIDATION OF VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is an entity with which we have a relationship or arrangement that indicates some level of control over the entity or results in economic risks to us. We adopted amended accounting standards on January 1, 2010 that require consolidation of a VIE if we have (a) the power to direct the significant activities of the VIE and (b) the right or obligation to absorb profit and loss from the VIE (primary beneficiary). Our VIEs consist of equity investments in certain of our subsidiaries. In determining the appropriateness of consolidation of a VIE, we evaluate its purpose, governance structure, decision making processes and risks that are passed on to its interest holders. We also examine the nature of any related party relationships among the interest holders of the VIE and the nature of any special rights granted to the interest holders of the VIE.

Consolidated VIEs

See discussion in Note 8 regarding the VIE related to our accounts receivable securitization program that is consolidated under the amended accounting standards on a prospective basis effective January 1, 2010 because EFCH (as the owner of TXU Energy) is the primary beneficiary of TXU Receivables Company, which is owned and controlled by our parent, EFH Corp.

We also consolidate Comanche Peak Nuclear Power Company LLC (CPNPC), which was formed by subsidiaries of TCEH and Mitsubishi Heavy Industries Ltd. (MHI) for the purpose of developing two new nuclear generation units at our existing Comanche Peak nuclear-fueled generation facility using MHI's US-Advanced Pressurized Water Reactor technology and to obtain a combined operating license from the NRC. CPNPC is currently financed through capital contributions from the subsidiaries of TCEH and MHI that hold 88% and 12% of CPNPC's equity interests, respectively (see Note 11).

The carrying amounts and classifications of the assets and liabilities related to our consolidated VIEs are as follows:

	December 31,			December 31,
Assets:	2011	2010	Liabilities:	2011	2010
Cash and cash equivalents	$10	$9	Short-term borrowings	$104	96
Accounts receivable	525	612	Trade accounts payable	1	3
Property, plant and equipment	132	112	Other current liabilities	9	1
Other assets, including $2 million of current assets in both periods	6	8
Total assets	$673	$741	Total liabilities	$114	100

The assets of our consolidated VIEs can only be used to settle the obligations of the VIE, and the creditors of our consolidated VIEs do not have recourse to our general credit.